Stock-Based Compensation Plans and Arrangements - Black-Scholes Model Assumptions for Calculating Stock Option and ESPP Fair Values (Detail) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.65%	0.60%	1.57%
Expected volatility	31.00%	44.00%	54.00%
Expected dividend rate	3.35%	3.13%	2.58%
Expected life of the option	2 years 9 months 18 days	2 years 9 months 18 days	4 years 1 month 6 days
Weighted average fair value of stock purchase rights	$ 3.11	$ 4.12	$ 5.18